Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue [Abstract]
Schedule of Revenue Disaggregated by Product Categories

The following table presents the Company’s revenue disaggregated by product categories for the years ended March 31, 2023, 2024 and 2025, respectively:

	For the years ended March 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Sales of products – at a point in time
Safety equipment	24,468,513	28,504,510	30,659,376	22,803,553
Auxiliary products	13,175,183	12,849,045	13,136,768	9,770,745
Total revenue	37,643,696	41,353,555	43,796,144	32,574,298